Trade Accounts Receivable - Summary of Maturities of Accounts Receivable (Detail) - Trade receivables [member] - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accounts receivable [line items]
Financial assets	$ 1,282,433,797	$ 730,453,241
0 to 30 days [member]
Disclosure of accounts receivable [line items]
Financial assets	164,083,454	61,409,894
31 to 60 days [member]
Disclosure of accounts receivable [line items]
Financial assets	20,355,633	17,361,956
61 to 90 days [member]
Disclosure of accounts receivable [line items]
Financial assets	5,919,318	10,014,138
More than 91 days [member]
Disclosure of accounts receivable [line items]
Financial assets	37,439,555	26,220,999
To become due [member]
Disclosure of accounts receivable [line items]
Financial assets	$ 1,054,635,837	$ 615,446,254